Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents held at brokers	$ 1,232,071		$ 1,401,234
Foreign currencies held at brokers	$ 3,160,715	[1]	$ 7,504,546	[1]

[1]	Cost of foreign currencies at December 31, 2012 and 2011: $3,092,994 and $7,615,973, respectively.